Stockholders' Equity and Stock Compensation (Stock Options Activity) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding ending balance, Shares, Options Outstanding	2,138,479
Outstanding ending balance, Shares, Exercisable Options	952,499
Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding beginning balance, Shares, Options Outstanding	1,510,000	1,350,000	375,000
Granted, Shares, Options Outstanding	730,309	160,000	975,000
Forfeited or expired, Shares, Options Outstanding	63,188
Exercised, Shares, Options Outstanding	38,642
Outstanding ending balance, Shares, Options Outstanding	2,138,479	1,510,000	1,350,000	375,000
Outstanding beginning balance, Weighted average exercise price per share, Options Outstanding	$ 1.06	$ 0.96	$ 0.96
Granted, Weighted average exercise price per share, Options Outstanding	$ 7.73	$ 1.68	$ 0.96
Forfeited or expired, Weighted average exercise price per share, Options Outstanding	$ 4.94
Exercised, Weighted average exercise price per share, Options Outstanding	$ 3.78
Outstanding ending balance, Weighted average exercise price per share, Options Outstanding	$ 3.17	$ 1.06	$ 0.96	$ 0.96
Outstanding balance, Weighted average remaining contractual life (Years), Options Outstanding	8 years 2 months 16 days	8 years 6 months 7 days	9 years 4 months 17 days	9 years 4 months 17 days
Outstanding beginning balance, Shares, Exercisable Options	527,181	101,561
Outstanding ending balance, Shares, Exercisable Options	952,499	527,181	101,561
Outstanding beginning balance, Weighted average exercise price per share, Exercisable Options	$ 0.97	$ 0.96
Outstanding ending balance, Weighted average exercise price per share, Exercisable Options	$ 1.40	$ 0.97	$ 0.96